T. ROWE PRICE INTERNATIONAL EQUITY ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 2.7%
Common Stocks 2.7%
ANZ Group Holdings	256,115	6,694
BHP Group	377,821	15,925
Coles Group	248,866	4,204
Downer EDI	795,803	4,330
Qantas Airways	451,401	3,141
Suncorp Group	346,298	4,659
Westpac Banking	138,222	3,665
Total Australia (Cost $35,051)		42,618
AUSTRIA 1.6%
Common Stocks 1.6%
BAWAG Group	60,378	12,244
Erste Group Bank	47,089	6,156
OMV	103,126	7,541
Total Austria (Cost $17,399)		25,941
BELGIUM 0.2%
Common Stocks 0.2%
UCB	9,735	2,499
Total Belgium (Cost $2,816)		2,499
CANADA 3.0%
Common Stocks 3.0%
Agnico Eagle Mines (USD)	10,969	1,593
Canadian National Railway	70,835	9,007
Cenovus Energy	271,263	8,179
Descartes Systems Group (1)(2)	55,329	4,155
Element Fleet Management (2)	264,269	5,931
Great-West Lifeco	67,175	4,454
Shopify, Class A (1)	40,965	4,798
Suncor Energy (USD)	80,830	5,438
TMX Group	123,601	4,518
Total Canada (Cost $40,950)		48,073
CHINA 0.7%
Common Stocks 0.7%
Alibaba Group Holding (HKD)	318,068	4,845
Kuaishou Technology (HKD)	659,300	3,672
SG Micro, Class H (HKD) (1)	22,200	235
Zhongji Innolight, Class H (HKD) (1)	21,200	2,779
Total China (Cost $11,974)		11,531
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, Class B	216,547	10,243

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Orsted (1)	209,230	4,665
Total Denmark (Cost $15,823)		14,908
FINLAND 1.1%
Common Stocks 1.1%
Sampo, Class A	572,693	6,341
Stora Enso, Class R	311,856	3,586
UPM-Kymmene	190,102	5,172
Wartsila	73,358	2,488
Total Finland (Cost $18,058)		17,587
FRANCE 11.0%
Common Stocks 11.0%
Accor	58,971	3,067
Air Liquide	22,028	4,340
Airbus	74,042	17,382
ArcelorMittal	67,328	4,756
AXA	194,706	10,091
BNP Paribas	88,032	11,186
Cie de Saint-Gobain	44,728	4,204
Cie Generale des Etablissements Michelin	77,849	3,147
Dassault Aviation	28,475	9,837
Engie	223,174	6,956
Eurofins Scientific	59,444	4,688
LVMH Moet Hennessy Louis Vuitton	9,824	5,395
Orange	203,704	3,891
Safran	26,194	10,294
Sanofi	103,358	8,900
Sartorius Stedim Biotech	17,296	3,344
Schneider Electric	41,135	13,821
Societe Generale	144,167	13,551
SPIE	74,963	4,031
TotalEnergies	240,173	21,174
Vinci	70,317	9,928
Total France (Cost $154,768)		173,983
GERMANY 7.2%
Common Stocks 7.2%
Allianz	33,575	16,724
Daimler Truck Holding	75,361	4,262
Deutsche Post	102,718	6,862
Deutsche Telekom	386,785	11,936
Hannover Rueck	23,904	6,890
Heidelberg Materials	24,536	4,568
Infineon Technologies	70,324	5,047
Quiagen	156,206	6,428
SAP	47,841	8,769
Siemens	67,401	22,083

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Siemens Energy	72,937	12,461
Siemens Healthineers	175,623	7,479
Total Germany (Cost $107,616)		113,509
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	1,126,000	11,351
Techtronic Industries	278,500	4,679
Total Hong Kong (Cost $14,265)		16,030
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	50,993	7,554
Total Hungary (Cost $4,375)		7,554
IRELAND 0.9%
Common Stocks 0.9%
Kingspan Group	44,236	4,112
Ryanair Holdings	336,371	9,432
Total Ireland (Cost $14,073)		13,544
ISRAEL 0.4%
Common Stocks 0.4%
Tower Semiconductor (USD) (1)	29,480	6,476
Total Israel (Cost $4,710)		6,476
ITALY 4.6%
Common Stocks 4.6%
Enel	1,506,378	17,012
Ferrari	18,518	7,281
Generali	148,475	7,525
Leonardo	151,810	9,675
Poste Italiane	151,788	4,592
UniCredit	281,404	26,540
Total Italy (Cost $57,153)		72,625
JAPAN 22.3%
Common Stocks 22.3%
Advantest	37,800	7,469
Ajinomoto	187,000	5,767
Asahi Group Holdings	530,400	5,535
Asics	212,500	6,265
Chugai Pharmaceutical	116,800	5,068
Food & Life	64,500	2,252
Fujikura	113,000	2,868
Fujitsu	212,600	4,900
Hitachi	493,800	16,182
Isetan Mitsukoshi Holdings	404,300	9,024

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
KDDI	583,100	10,743
Keyence	9,000	4,514
Komatsu	171,700	7,450
Kubota	310,200	5,263
Kurita Water Industries	44,400	2,386
Kyushu Railway	180,100	4,064
MatsukiyoCocokara	231,800	3,699
Mitsubishi Chemical Group	810,700	5,966
Mitsubishi Electric	316,200	11,390
Mitsubishi Estate	378,800	9,196
Mitsubishi UFJ Financial Group	985,000	22,001
Mitsui Fudosan	407,800	3,973
MS&AD Insurance Group Holdings	431,600	13,286
Murata Manufacturing	84,900	3,868
Nippon Sanso Holdings	231,500	8,322
Nippon Steel (2)	1,189,300	4,845
Niterra	44,800	2,616
Oji Holdings	431,900	2,375
Olympus	160,922	1,839
ORIX	388,700	15,688
Recruit Holdings	187,500	14,828
Renesas Electronics	948,800	19,018
Resona Holdings	506,400	6,867
Sanrio (2)	792,800	6,362
Seven & i Holdings (2)	916,500	12,153
Shimizu	306,800	4,519
Shin-Etsu Chemical	98,018	3,494
SoftBank Group	146,000	4,548
Sony Group	729,400	17,045
Sumitomo	998,800	10,368
Sumitomo Mitsui Trust Group	667,200	6,861
Taiheiyo Cement	239,700	6,070
Takeda Pharmaceutical	341,500	11,726
Tokyo Electron	22,200	7,422
Toyota Motor	656,200	12,418
Total Japan (Cost $305,703)		352,513
NETHERLANDS 8.5%
Common Stocks 8.5%
ABN AMRO Bank, CVA	92,174	4,170
Adyen (1)	7,726	7,859
AerCap Holdings (USD)	40,201	6,066
Argenx, ADR (USD) (1)	7,228	6,172
ASM International	6,819	6,315
ASML Holding	34,415	56,715
CVC Capital Partners (2)	273,267	4,588
ING Groep (2)	503,259	17,685

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Koninklijke Ahold Delhaize	71,830	2,841
Koninklijke Philips (2)	207,148	5,458
Magnum Ice Cream (1)	198,005	3,700
Magnum Ice Cream (GBP) (1)(2)	65,301	1,214
Prosus	255,386	11,869
Total Netherlands (Cost $100,563)		134,652
NORWAY 0.3%
Common Stocks 0.3%
Equinor	124,782	5,122
Total Norway (Cost $4,511)		5,122
PORTUGAL 1.4%
Common Stocks 1.4%
Banco Comercial Portugues, Class R	5,238,420	6,454
Galp Energia SGPS	472,752	10,737
Jeronimo Martins	246,591	4,945
Total Portugal (Cost $18,407)		22,136
SINGAPORE 1.5%
Common Stocks 1.5%
DBS Group Holdings	141,350	8,155
Sea, ADR (USD) (1)	67,493	7,204
United Overseas Bank	263,393	8,908
Total Singapore (Cost $21,523)		24,267
SOUTH KOREA 1.6%
Common Stocks 1.6%
Hyundai Motor	13,244	3,509
KT, ADR (USD)	292,963	5,300
Samsung Electronics	92,384	16,080
Total South Korea (Cost $12,487)		24,889
SPAIN 2.3%
Common Stocks 2.3%
Banco Bilbao Vizcaya Argentaria	602,572	16,891
Banco Santander	674,164	9,588
CaixaBank	462,688	6,721
Iberdrola	143,296	3,404
Total Spain (Cost $29,053)		36,604
SWEDEN 2.4%
Common Stocks 2.4%
Assa Abloy, Class B	134,193	4,979
Essity, Class B (2)	393,570	11,434
Sandvik	117,253	4,385
Spotify Technology (USD) (1)	15,228	7,613
Swedbank, Class A	102,830	4,113

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Telefonaktiebolaget LM Ericsson, Class B	617,524	6,074
Total Sweden (Cost $38,727)		38,598
SWITZERLAND 4.5%
Common Stocks 4.5%
Cie Financiere Richemont, Class A	29,036	6,862
Nestle	62,816	6,279
Novartis	85,803	13,419
Roche Holding	48,925	21,385
Sonova Holding	24,298	6,620
UBS Group	301,225	15,922
Total Switzerland (Cost $58,477)		70,487
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing	138,000	10,207
Unimicron Technology	222,000	5,209
Total Taiwan (Cost $7,379)		15,416
UNITED KINGDOM 17.9%
Common Stocks 17.9%
AstraZeneca (USD)	198,572	33,686
Aviva	577,032	5,401
BAE Systems	212,259	6,009
Barclays	2,837,656	19,505
BP	1,198,760	9,006
British American Tobacco	163,610	9,925
BT Group	1,887,424	5,110
Bunzl	138,981	5,245
Compass Group (USD)	228,059	7,242
Glencore (1)	2,009,049	14,797
GSK, ADR (USD) (2)	146,731	7,585
HSBC Holdings	863,765	18,394
Imperial Brands	380,136	14,427
Informa	275,676	3,303
InterContinental Hotels Group (USD)	42,776	6,917
Lloyds Banking Group	5,186,042	8,016
National Grid	458,160	7,333
Prudential	375,497	5,643
RELX	411	14
Rolls-Royce Holdings	1,474,123	29,408
Segro	738,735	9,650
Shell	257,732	11,797
Smiths Group	89,986	3,213
SSE	150,215	4,746
Standard Chartered	459,198	13,577

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Unilever	374,353	23,819
Total United Kingdom (Cost $232,625)		283,768
UNITED STATES 0.3%
Common Stocks 0.3%
Amcor	107,597	4,829
Total United States (Cost $4,679)		4,829
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.62% (3)	1,347,195	1,347
Total Short-Term Investments (Cost $1,347)		1,347
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.3%
Money Market Funds 1.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4)	20,311,732	20,312
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		20,312
Total Securities Lending Collateral (Cost $20,312)		20,312
Total Investments 101.2% of Net Assets (Cost $1,354,824)		$1,601,818
Other Assets Less Liabilities (1.2)%		(18,981)
Net Assets 100.0%		$1,582,837

‡
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider;
Shares are denominated in the currency of the country presented unless otherwise noted.

(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$— ++
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$— +

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 7/31/26
T. Rowe Price Government Reserve Fund	$21,437	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	20,312
	Total			$20,312^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $20,312.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$91,962	$1,488,197	$—	$1,580,159
Short-Term Investments	1,347	—	—	1,347
Securities Lending Collateral	20,312	—	—	20,312
Total	$113,621	$1,488,197	$—	$1,601,818
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1076-054Q3
07/26